Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Patient care, management fees and other revenues		$ 8,093	$ 6,648		$ 6,468	$ 7,081	$ 14,740	$ 13,549	$ 25,770	$ 20,251
Rental revenues											$ 16,093	$ 16,325
Total revenues	$ 11,030	8,093	6,648	$ 6,702	6,468	7,081	14,740	13,549	25,770	20,251	26,690	17,579
Expenses:
Patient care expense	7,476	4,222	2,343	2,454	2,255	2,203	6,564	4,457	14,040	6,911	9,243
Facility rent expense	1,451	1,634	1,639	1,640	1,639	1,640	3,274	3,279	4,725	4,919	6,464	6,558
Cost of management fees	140	144	179	153	150	165	319	315	459	468	672	675
Depreciation and amortization	600	606	613	651	652	650	1,219	1,302	1,819	1,953	2,591	2,894
General and administrative expense	1,378	921	1,123	980	952	1,036	2,054	1,995	3,432	2,975	3,904	3,373
Doubtful accounts expense (recovery)	1,515	466	1,761	(1)	37	40	2,227	77	3,742	76	256	925
Other operating expenses	441	629	329	219	297	232	968	536	1,409	755	982	860
Total expenses	13,001	8,622	7,987	6,096	5,982	5,966	16,625	11,961	29,626	18,057	24,112	15,285
(Loss) income from operations	(1,971)	(529)	(1,339)	606	486	1,115	(1,885)	1,588	(3,856)	2,194	2,578	2,294
Other (income) expense:
Interest expense, net	564	639	653	669	666	687	1,291	1,353	1,855	2,022	2,669	2,777
Gain on extinguishment of debt				(146)						(146)	(146)
Other (income) expense, net	(2,164)	157	935	122	323	407	1,076	717	(1,088)	839	1,192	121
Total other (income) expense, net	(1,600)	796	1,588	645	989	1,094	2,367	2,070	767	2,715	3,715	2,898
Loss from continuing operations before income taxes											(1,137)	(604)
Loss from continuing operations											(1,137)	(604)
Loss from discontinued operations, net of tax											(45)	(84)
Net loss	(371)	(1,325)	(2,927)	(39)	(503)	21					(1,182)	(688)
Net loss attributable to Regional Health Properties, Inc.	(371)	(1,325)	(2,927)	(39)	(503)	21	(4,252)	(482)	(4,623)	(521)	(1,182)	(688)
Preferred stock dividends - undeclared	(2,249)	(2,249)	(2,250)	(2,250)	(2,249)	(2,249)	(4,498)	(4,498)	(6,748)	(6,748)	(8,997)	(8,997)
Net Loss attributable to Regional Health Properties, Inc. common stockholders	$ (2,620)	$ (3,574)	$ (5,177)	$ (2,289)	$ (2,752)	$ (2,228)	$ (8,750)	$ (4,980)	$ (11,371)	$ (7,269)	$ (10,179)	$ (9,685)
Net loss per share of common stock attributable to Regional Health Properties, Inc.
Continuing Operations, after current period undeclared dividend											$ (5.84)	$ (5.69)
Discontinued Operations											(0.03)	(0.05)
Basic and diluted:	$ (1.48)	$ (2.02)	$ (2.89)	$ (1.27)	$ (1.62)	$ (1.32)	$ (4.93)	$ (2.94)	$ (6.40)	$ (4.21)	$ (5.87)	$ (5.74)
Weighted average shares of common stock outstanding:
Basic and diluted	1,769,000	1,768	1,790	1,775,000	1,697	1,688	1,775	1,692	1,778,000	1,728,000	1,734,000	1,688,000
Net loss	$ (371)	$ (1,325)	$ (2,927)	$ (39)	$ (503)	$ 21	$ (4,252)	$ (482)	$ (4,623)	$ (521)	$ (1,182)	$ (688)
(Loss) income from operations	(1,971)	(529)	(1,339)	606	486	1,115	(1,885)	1,588	(3,856)	2,194	2,578	2,294
Health Care, Patient Service [Member]
Revenues:
Patient care, management fees and other revenues	7,769	4,570	2,311	2,309	2,445	2,690	6,881	5,135	14,650	7,444	9,485
Management Service [Member]
Revenues:
Patient care, management fees and other revenues	255	255	265	248	247	248	519	495	774	743	1,021	1,001
Product and Service, Other [Member]
Revenues:
Patient care, management fees and other revenues	6	7	7	9	13	62	14	75	20	84	$ 91	$ 253
Rental Revenues [Member]
Revenues:
Patient care, management fees and other revenues	$ 3,000	$ 3,261	$ 4,065	$ 4,136	$ 3,763	$ 4,081	$ 7,326	$ 7,844	$ 10,326	$ 11,980